Note 10 - Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Accounts receivable, allowance for doubtful accounts	$ 65,000	$ 60,000
Reserves not deductible until paid	133,000	187,000
Net operating loss carryforwards
Federal	1,737,000	1,794,000
State	704,000	556,000
Federal tax credit	556,000	476,000
Other	162,000
Gross deferred tax assets	3,357,000	3,073,000
Less valuation allowance	(1,881,000)	(1,313,000)
Deferred tax assets net of valuation allowance	1,476,000	1,760,000
Deferred tax liabilities:
Property and equipment	(1,438,000)	(1,582,000)
Other	(30,000)	(170,000)
Gross deferred tax liabilities	(1,468,000)	(1,752,000)
Net deferred tax asset	$ 8,000	$ 8,000